Related Party Transactions - Summary of Information About Loans Executives (Detail) € in Thousands	Dec. 31, 2020 EUR (€)
Loans To The Executives [Line Items]
Nominal Amount	€ 6,100
Fair Value of December 31, (see note10A.iii)	4,244
Tim Holbrow
Loans To The Executives [Line Items]
Nominal Amount	600
Fair Value of December 31, (see note10A.iii)	426
Avinash Rugoobur
Loans To The Executives [Line Items]
Nominal Amount	3,000
Fair Value of December 31, (see note10A.iii)	2,130
Mike Ableson
Loans To The Executives [Line Items]
Nominal Amount	1,500
Fair Value of December 31, (see note10A.iii)	978
Daniel Chin
Loans To The Executives [Line Items]
Nominal Amount	1,000
Fair Value of December 31, (see note10A.iii)	€ 710